Post-retirement benefit obligations - Reconciliation (Details) - Healthcare - Benefit obligation - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Reconciliation of total post-retirement health care obligation recognized in the statement of financial position
Beginning balance	R 3,804	R 3,713
Movements recognised in the income statement:	477	442
current service cost	38	44
interest cost	439	398
Actuarial (gains) losses recognised in other comprehensive income:	(222)	(131)
arising from changes in financial assumptions	(211)	(325)
arising from change in actuarial experience	(11)	194
Benefits paid	(269)	(252)
Translation of foreign operations	37	32
Ending balance	3,827	3,804
South Africa
Reconciliation of total post-retirement health care obligation recognized in the statement of financial position
Beginning balance	3,556	3,456
Movements recognised in the income statement:	452	421
current service cost	25	30
interest cost	427	391
Actuarial (gains) losses recognised in other comprehensive income:	(191)	(91)
arising from changes in financial assumptions	(197)	(284)
arising from change in actuarial experience	6	193
Benefits paid	(250)	(230)
Ending balance	3,567	3,556
United States of America
Reconciliation of total post-retirement health care obligation recognized in the statement of financial position
Beginning balance	248	257
Movements recognised in the income statement:	25	21
current service cost	13	14
interest cost	12	7
Actuarial (gains) losses recognised in other comprehensive income:	(31)	(40)
arising from changes in financial assumptions	(14)	(41)
arising from change in actuarial experience	(17)	1
Benefits paid	(19)	(22)
Translation of foreign operations	37	32
Ending balance	R 260	R 248